Debt (Tables)	12 Months Ended
Jul. 31, 2015
Components Of Long-term Debt
Long-term debt consists of the following:

	2015	2014
Senior notes
Fixed rate, 6.50%, due 2021 (1)	$500,000	$500,000
Fixed rate, 6.75%, due 2023 (3)	500,000	—
Fixed rate, 6.75%, due 2022, net of unamortized premium of $4,906 and $5,863 at 2015 and 2014, respectively (2)	479,906	480,863
Fair value adjustments related to interest rate swaps	876	(2,534)

Secured credit facility
Variable interest rate, expiring October 2018 (net of $75.3 million and $69.5 million classified as short-term borrowings at July 31, 2015 and 2014, respectively)	136,081	123,781

Notes payable
9.5% and 8.8% weighted average interest rate at July 31, 2015 and 2014, respectively, due 2015 to 2022, net of unamortized discount of $1,914 and $2,239 at July 31, 2015 and 2014, respectively	9,181	11,727
	1,626,044	1,113,837
Less: current portion, included in other current liabilities on the consolidated balance sheets	3,652	3,623
Long-term debt	$1,622,392	$1,110,214

(1)
During November 2010, Ferrellgas, L.P. issued $500.0 million in aggregate principal amount of new 6.50% senior notes due 2021 at an offering price equal to par. These notes are general unsecured senior obligations of Ferrellgas, L.P. and are effectively junior to all future senior secured indebtedness of Ferrellgas, L.P., to the extent of the value of the assets securing the debt, and are structurally subordinated to all existing and future indebtedness and obligations of Ferrellgas, L.P. The senior notes bear interest from the date of issuance, payable semi-annually in arrears on May 1 and November 1 of each year. The outstanding principal amount is due on May 1, 2021. Ferrellgas, L.P. would incur prepayment penalties if it were to repay the notes prior to 2019.

(2)
During November 2013, Ferrellgas, L.P. issued $325.0 million in aggregate principal amount of 6.75% senior notes due 2022 at an offering price equal to par. Ferrellgas, L.P. received $319.3 million of net proceeds after deducting underwriters' fees. Ferrellgas, L.P. used the net proceeds to redeem all of its $300.0 million 9.125% fixed rate senior notes due October 1, 2017. Ferrellgas, L.P. used the remaining proceeds to pay the related $14.7 million make whole and consent payments, $3.3 million in interest payments and to reduce outstanding indebtedness under the secured credit facility. This redemption also resulted in $6.0 million of non-cash write-offs of unamortized debt discount and related capitalized debt costs. The make whole and consent payments and the non-cash write-offs of unamortized debt discount and related capitalized debt costs are classified as loss on extinguishment of debt. During June 2014, Ferrellgas, L.P. issued an additional $150.0 million in aggregate principal amount of 6.75% senior notes due 2022 at an offering price equal to 104% of par. Ferrellgas, L.P. used the net proceeds for general corporate purposes, including to repay indebtedness under its secured credit facility and to pay related transaction fees and expenses.

(3)
During June 2015, Ferrellgas, L.P. issued $500.0 million in aggregate principal amount of 6.75% senior notes due 2023 at an offering price equal to par. The senior notes bear interest from the date of issuance, payable semi-annually in arrears on June 15 and December 15 of each year. The outstanding principal amount is due on June 15, 2023. Ferrellgas, L.P. would incur prepayment penalties if it were to repay the notes prior to 2021. Ferrellgas, L.P. received $491.3 million of net proceeds after deducting underwriters' fees. Ferrellgas, L.P. used the net proceeds to fund a portion of the cash portion of the consideration for the acquisition of the outstanding membership interests in Bridger Logistics, LLC and its subsidiaries with remaining amounts being used to repay outstanding borrowing under the secured credit facility after the closing of the acquisitions.

Scheduled Annual Principal Payments On Long-term Debt
The scheduled annual principal payments on long-term debt are as follows:

For the year ending July 31,	Scheduled annual principal payments
2016	$3,652
2017	3,241
2018	1,719
2019	1,204
2020	136,429
Thereafter	1,475,931
Total	$1,622,176